Note 3 - Acquisitions (Details Textual) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)
Number of Businesses Acquired	9	13
Business Combination, Acquisition Related Costs	$ 705	$ 682
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(193)	(122)
Business Acquisition, Goodwill, Expected Tax Deductible Amount	10,218	7,511	$ 10,218
Business Combination, Contingent Consideration, Liability	18,418		18,418
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	16,519		16,519
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	19,434		19,434
Contingent Consideration Paid	2,792	2,490
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	1,314	(621)
Business Combination, Contingent Consideration, Liability	$ 18,418	$ 10,442	18,418
Acquisitions 2016 [Member]
Goodwill, Purchase Accounting Adjustments			642
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles			$ 1,928
FirstService Residential Segment [Member]
Number of Businesses Acquired	5	5
FirstService Brands Segment [Member]
Number of Businesses Acquired	4	8
FirstService Brands Segment [Member] | California Closets [Member]
Number of Businesses Acquired		3
FirstService Brands Segment [Member] | Paul Davis Restoration [Member]
Number of Businesses Acquired		3
FirstService Brands Segment [Member] | California Closets and Paul Davis Restoration [Member]
Number of Businesses Acquired		6